BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Basis Of Preparation Of Financial Statements [Abstract]
Summary of Significant Investments in Subsidiaries
The consolidated information disclosed in these consolidated financial statements includes the following subsidiaries:

Subsidiary	Main business	Country	% of direct and indirect interest as of
			December 31, 2022	December 31, 2021	December 31, 2020
Cofesur S.A.U.	Investment	Argentina	100.00	100.00	100.00
Ferrosur Roca S.A. (1)	Rail freight transportation	Argentina	80.00	80.00	80.00
Recycomb S.A.U.	Waste recycling	Argentina	100.00	100.00	100.00
(1)Directly controlled by Cofesur S.A.U.

Summary of Financial Information of Subsidiaries with Material Non-controlling Interests
Below is a summary of the financial information for Ferrosur Roca S.A., a subsidiary with a material non-controlling interest. The information provided below does not include intragroup eliminations due to consolidation.

	2022	2021
Current assets	2,130,019	2,086,258
Non-current assets	2,573,825	3,578,261
Current liabilities	3,301,765	2,992,443
Non-current liabilities	428,006	1,038,971
Shareholders’ equity attributable to owners of the parent company	779,249	1,306,484
Non-controlling interest	194,824	326,621

	2022	2021	2020
Revenues	11,683,874	11,648,291	10,572,028
Financial results, net	228,686	(112,964)	1,103,040
Depreciation	(2,696,410)	(2,214,031)	(2,402,778)
Income tax	466,279	(24,674)	280,220
Net losses for the year	(1,701,431)	(2,354,070)	(3,246,306)

	2022	2021	2020
Net cash generated by (used in) operating activities	(90,004)	920,280	707,191
Net cash used in investing activities	(903,896)	(1,148,356)	(1,214,315)
Net cash generated by (used in) financing activities	1,089,328	178,556	(1,980,367)
Effects of the exchange rate differences on cash and cash equivalents in foreign currency	56,316	37,056	2,475,671